Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	222,415	$ 624,477
Total Convertible Bond (cost $213,498)		624,477

Corporate Bonds — 83.09%
Automotive — 2.52%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,718,678
Ford Motor 4.75% 1/15/43	1,680,000	1,264,248
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,306,797
4.125% 8/17/27	710,000	652,358
4.542% 8/1/26	1,960,000	1,851,218
7.35% 3/6/30	1,825,000	1,876,429

Goodyear Tire & Rubber 5.25% 7/15/31	2,935,000	2,534,079
		12,203,807
Basic Industry — 4.63%
ATI
4.875% 10/1/29	625,000	576,781
5.125% 10/1/31	1,790,000	1,612,583

Chemours 144A 5.75% 11/15/28 #	3,225,000	2,870,060
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,570,000	1,181,452
Domtar 144A 6.75% 10/1/28 #	1,371,000	1,188,938
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	2,035,868
144A 7.50% 4/1/25 #	3,120,000	3,115,632
FMG Resources August 2006
144A 5.875% 4/15/30 #	2,055,000	1,994,888
144A 6.125% 4/15/32 #	925,000	896,383
Novelis
144A 3.875% 8/15/31 #	605,000	507,504
144A 4.75% 1/30/30 #	4,715,000	4,273,622

Vibrantz Technologies 144A 9.00% 2/15/30 #	2,813,000	2,153,598
		22,407,309
Capital Goods — 5.14%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	2,225,368	1,826,328
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	1,219,000	1,068,772
144A 4.00% 9/1/29 #	1,495,000	1,219,419
NQ-FV [4/23] 6/23 (2965270)    1

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 6.00% 2/15/28 #	2,873,000	$ 2,728,037
144A 7.50% 2/1/29 #	830,000	817,244
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	465,000	456,849
144A 8.75% 4/15/30 #	1,525,000	1,404,851
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	3,415,000	3,467,285
144A 9.25% 4/15/27 #	1,240,000	1,178,209

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,250,920
Sealed Air 144A 5.00% 4/15/29 #	1,350,000	1,295,386
TK Elevator Holdco 144A 7.625% 7/15/28 #	1,434,000	1,284,268
TransDigm 4.625% 1/15/29	4,270,000	3,869,687
		24,867,255
Consumer Goods — 0.95%
Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	1,957,387
Pilgrim's Pride 4.25% 4/15/31	2,920,000	2,542,622
Scotts Miracle-Gro 4.00% 4/1/31	100,000	80,892
		4,580,901
Electric — 1.03%
Calpine
144A 4.625% 2/1/29 #	645,000	561,206
144A 5.00% 2/1/31 #	3,380,000	2,851,344
144A 5.125% 3/15/28 #	1,695,000	1,567,899
		4,980,449
Energy — 14.07%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	2,849,946
144A 7.00% 11/1/26 #	1,490,000	1,443,581
Callon Petroleum
144A 7.50% 6/15/30 #	3,095,000	2,943,147
144A 8.00% 8/1/28 #	1,770,000	1,748,350

CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,269,989
CNX Resources 144A 6.00% 1/15/29 #	3,430,000	3,176,828
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	482,000	463,156
144A 6.00% 2/1/29 #	3,468,000	3,271,954
2    NQ-FV [4/23] 6/23 (2965270)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	6,585,000	$ 5,404,613
6.50% 7/15/48	710,000	538,528
Genesis Energy
7.75% 2/1/28	3,170,000	3,123,950
8.00% 1/15/27	5,005,000	4,999,490
Hilcorp Energy I
144A 6.00% 4/15/30 #	3,235,000	3,018,019
144A 6.00% 2/1/31 #	395,000	365,522
144A 6.25% 4/15/32 #	1,552,000	1,452,493

Laredo Petroleum 144A 7.75% 7/31/29 #	2,625,000	2,320,001
Murphy Oil 6.375% 7/15/28	5,120,000	5,106,853
NuStar Logistics
6.00% 6/1/26	2,430,000	2,394,473
6.375% 10/1/30	3,568,000	3,439,784
Occidental Petroleum
4.20% 3/15/48	160,000	125,074
4.40% 4/15/46	625,000	504,159
4.40% 8/15/49	1,240,000	976,401
4.50% 7/15/44	640,000	518,534
6.45% 9/15/36	1,525,000	1,619,779
6.60% 3/15/46	1,180,000	1,260,765
6.625% 9/1/30	1,095,000	1,169,997
Southwestern Energy
5.375% 2/1/29	470,000	443,581
5.375% 3/15/30	3,940,000	3,670,703
USA Compression Partners
6.875% 4/1/26	1,720,000	1,703,667
6.875% 9/1/27	3,250,000	3,167,239

Weatherford International 144A 8.625% 4/30/30 #	3,505,000	3,573,979
		68,064,555
Financial Services — 2.76%
AerCap Holdings 5.875% 10/10/79 μ	4,978,000	4,624,595
Air Lease 4.65% 6/15/26 μ, ψ	2,995,000	2,466,977
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,041,716
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	2,425,000	2,193,115
		13,326,403
NQ-FV [4/23] 6/23 (2965270)    3

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare — 7.52%
AthenaHealth Group 144A 6.50% 2/15/30 #	1,260,000	$ 1,036,109
Avantor Funding 144A 3.875% 11/1/29 #	2,755,000	2,429,956
Bausch Health 144A 11.00% 9/30/28 #	1,300,000	1,054,625
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	2,910,854
CHS 144A 4.75% 2/15/31 #	3,000,000	2,422,915
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,308,000	1,204,014
144A 6.50% 10/15/28 #	398,000	348,686
DaVita
144A 3.75% 2/15/31 #	1,545,000	1,245,539
144A 4.625% 6/1/30 #	4,710,000	4,106,974

Hadrian Merger Sub 144A 8.50% 5/1/26 #	3,443,000	2,956,676
HCA
5.875% 2/1/29	3,000	3,094
7.58% 9/15/25	820,000	842,507

Medline Borrower 144A 3.875% 4/1/29 #	2,485,000	2,176,495
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	3,895,000	3,145,212
Organon & Co. 144A 5.125% 4/30/31 #	4,140,000	3,692,977
Surgery Center Holdings 144A 10.00% 4/15/27 #	958,000	983,242
Tenet Healthcare
4.375% 1/15/30	3,190,000	2,934,972
6.125% 10/1/28	2,960,000	2,875,369
		36,370,216
Insurance — 3.41%
HUB International 144A 5.625% 12/1/29 #	4,105,000	3,657,268
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	3,390,000	3,433,426
144A 10.50% 12/15/30 #	1,665,000	1,693,846
NFP
144A 6.875% 8/15/28 #	4,305,000	3,759,758
144A 7.50% 10/1/30 #	1,140,000	1,118,394

USI 144A 6.875% 5/1/25 #	2,879,000	2,853,310
		16,516,002
Leisure — 6.44%
Boyd Gaming
4.75% 12/1/27	3,470,000	3,351,965
144A 4.75% 6/15/31 #	1,530,000	1,402,224

Caesars Entertainment 144A 8.125% 7/1/27 #	2,916,000	2,977,883
4    NQ-FV [4/23] 6/23 (2965270)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Carnival
144A 5.75% 3/1/27 #	7,580,000	$ 6,246,673
144A 6.00% 5/1/29 #	840,000	660,071
144A 7.625% 3/1/26 #	1,540,000	1,409,824
Royal Caribbean Cruises
144A 5.50% 8/31/26 #	290,000	266,123
144A 5.50% 4/1/28 #	8,652,000	7,637,472

Scientific Games Holdings 144A 6.625% 3/1/30 #	4,120,000	3,659,096
Scientific Games International 144A 7.25% 11/15/29 #	3,520,000	3,525,122
		31,136,453
Media — 8.47%
AMC Networks 4.25% 2/15/29	2,675,000	1,856,084
Arches Buyer 144A 6.125% 12/1/28 #	2,905,000	2,523,022
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	5,372,709
4.50% 5/1/32	530,000	424,962
144A 5.375% 6/1/29 #	2,520,000	2,314,035

CMG Media 144A 8.875% 12/15/27 #	4,455,000	3,459,441
CSC Holdings
144A 4.625% 12/1/30 #	5,760,000	2,817,430
144A 5.00% 11/15/31 #	2,870,000	1,380,067
144A 5.75% 1/15/30 #	3,065,000	1,566,963

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	2,472,872
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	3,699,199
DISH DBS 144A 5.75% 12/1/28 #	4,310,000	3,072,092
Gray Escrow II 144A 5.375% 11/15/31 #	6,765,000	4,343,335
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,037,007
Sirius XM Radio 144A 4.00% 7/15/28 #	4,300,000	3,634,941
		40,974,159
Real Estate — 1.01%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,974,706
144A 5.25% 7/15/30 #	3,145,000	2,900,750
		4,875,456
Retail — 5.13%
Asbury Automotive Group
144A 4.625% 11/15/29 #	2,265,000	2,018,571
4.75% 3/1/30	1,990,000	1,768,389
NQ-FV [4/23] 6/23 (2965270)    5

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	2,105,000	$ 1,908,079
6.95% 3/1/33	3,382,000	2,987,385

Bloomin' Brands 144A 5.125% 4/15/29 #	3,265,000	2,948,385
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	3,861,000	3,624,055
Michaels
144A 5.25% 5/1/28 #	1,730,000	1,426,904
144A 7.875% 5/1/29 #	1,320,000	886,063
Murphy Oil USA
144A 3.75% 2/15/31 #	3,000,000	2,569,500
4.75% 9/15/29	1,000,000	928,870

PetSmart 144A 7.75% 2/15/29 #	3,810,000	3,760,606
		24,826,807
Services — 5.11%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	3,866,594
CDW 3.569% 12/1/31	4,300,000	3,603,426
Clarivate Science Holdings 144A 4.875% 7/1/29 #	4,090,000	3,688,267
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,715,000	1,704,270
Staples 144A 7.50% 4/15/26 #	5,138,000	4,338,922
United Rentals North America 3.875% 2/15/31	2,750,000	2,422,980
White Cap Buyer 144A 6.875% 10/15/28 #	3,733,000	3,240,941
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	1,992,000	1,828,629
		24,694,029
Technology & Electronics — 4.31%
Clarios Global 144A 8.50% 5/15/27 #	2,395,000	2,413,493
CommScope 144A 8.25% 3/1/27 #	1,475,000	1,141,859
CommScope Technologies 144A 6.00% 6/15/25 #	1,847,000	1,738,605
Entegris Escrow
144A 4.75% 4/15/29 #	1,331,000	1,239,444
144A 5.95% 6/15/30 #	3,630,000	3,454,208

Go Daddy Operating 144A 3.50% 3/1/29 #	3,205,000	2,780,383
NCR
144A 5.00% 10/1/28 #	1,370,000	1,196,321
144A 5.125% 4/15/29 #	1,405,000	1,216,869
144A 5.25% 10/1/30 #	2,835,000	2,386,393

Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,257,550
		20,825,125
6    NQ-FV [4/23] 6/23 (2965270)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications — 7.66%
Altice France 144A 5.50% 10/15/29 #	4,400,000	$ 3,297,715
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	2,982,376
Connect Finco 144A 6.75% 10/1/26 #	4,545,000	4,337,625
Consolidated Communications
144A 5.00% 10/1/28 #	3,410,000	2,503,281
144A 6.50% 10/1/28 #	3,290,000	2,574,425

Digicel International Finance 144A 8.75% 5/25/24 #	2,560,000	2,320,794
Frontier Communications Holdings
144A 5.00% 5/1/28 #	465,000	408,799
144A 5.875% 10/15/27 #	3,835,000	3,533,606
5.875% 11/1/29	1,215,000	925,349
144A 6.75% 5/1/29 #	1,735,000	1,398,145
144A 8.75% 5/15/30 #	670,000	663,391

Northwest Fiber 144A 4.75% 4/30/27 #	3,930,000	3,412,812
Sable International Finance 144A 5.75% 9/7/27 #	2,548,000	2,404,930
Sprint 7.625% 3/1/26	1,915,000	2,029,542
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	2,721,940
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,525,004
		37,039,734
Transportation — 1.54%
Air Canada 144A 3.875% 8/15/26 #	2,590,000	2,400,770
American Airlines 144A 5.75% 4/20/29 #	2,508,198	2,386,739
Grupo Aeromexico 144A 8.50% 3/17/27 #	2,955,000	2,645,991
		7,433,500
Utilities — 1.39%
Vistra
144A 7.00% 12/15/26 #, μ, ψ	5,095,000	4,574,564
144A 8.00% 10/15/26 #, μ, ψ	2,285,000	2,157,337
		6,731,901
Total Corporate Bonds (cost $445,674,441)		401,854,061

Municipal Bonds — 0.46%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	2,697,111	2,245,345
Total Municipal Bonds (cost $2,562,434)		2,245,345

NQ-FV [4/23] 6/23 (2965270)    7

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
		Principalamount°	Value (US $)

Loan Agreements — 10.10%
Amynta Agency Borrower 9.99% (SOFR03M + 5.10%) 2/28/28 •		4,655,000	$ 4,526,988
Applied Systems 2nd Lien 11.648% (SOFR03M + 6.75%) 9/17/27 •		6,054,742	6,077,447
Clarios Global TBD 4/17/30 X		2,395,000	2,392,006
CNT Holdings I 2nd Lien 11.709% (SOFR03M + 6.75%) 11/6/28 •		1,612,771	1,538,180
Epicor Software 2nd Lien 12.832% (SOFR01M + 7.85%) 7/31/28 •		2,235,800	2,236,498
Form Technologies Tranche B 9.458% (LIBOR03M + 4.50%) 7/22/25 •		3,919,010	3,644,679
Guardian US Holdco 9.045% (SOFR03M + 4.00%) 1/31/30 •		1,942,000	1,920,153
Hexion Holdings 1st Lien 9.454% (SOFR03M + 4.65%) 3/15/29 •		734,450	660,743
Hexion Holdings 2nd Lien 12.402% (SOFR01M + 7.44%) 3/15/30 •		2,100,000	1,743,000
Hunter Douglas Holding Tranche B-1 8.373% (SOFR03M + 3.50%) 2/26/29 •		1,303,699	1,183,340
INDICOR 9.398% (SOFR03M + 4.50%) 11/22/29 •		4,360,000	4,340,018
Jones DesLauriers Insurance Management 1st Lien 9.27% (CDOR03M + 4.25%) 3/27/28 •	CAD	1,902,341	1,393,566
Northwest Fiber Tranche B-2 8.696% (SOFR01M + 3.75%) 4/30/27 •		1,223,784	1,189,620
PMHC II TBD 4/23/29 X		550,000	483,618
Pre Paid Legal Services 2nd Lien 12.025% (LIBOR01M + 7.00%) 12/14/29 •		1,450,000	1,290,500
SPX Flow 9.482% (SOFR01M + 4.50%) 4/5/29 •		2,534,069	2,450,523
Swf Holdings I 9.01% (LIBOR01M + 4.00%) 10/6/28 •		2,500,689	2,113,863
UKG 2nd Lien 10.473% (LIBOR03M + 5.25%) 5/3/27 •		5,014,000	4,844,777
Vantage Specialty Chemicals 1st Lien 9.626% (SOFR01M + 4.75%) 10/26/26 •		4,987,500	4,804,923
Total Loan Agreements (cost $49,579,108)			48,834,442
	Number of shares
Common Stock — 0.05%
Leisure — 0.05%
Studio City International Holdings ADR †	29,694	220,330
Total Common Stock (cost $89,257)		220,330

8    NQ-FV [4/23] 6/23 (2965270)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 5.24%
Money Market Mutual Funds — 5.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	6,338,479	$ 6,338,479
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	6,338,480	6,338,480
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	6,338,479	6,338,479
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	6,338,479	6,338,479
Total Short-Term Investments (cost $25,353,917)		25,353,917
Total Value of Securities—99.07% (cost $523,472,655)		479,132,572

Receivables and Other Assets Net of Liabilities—0.93%		4,487,441
Net Assets Applicable to 144,879,284 Shares Outstanding—100.00%		$483,620,013
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $312,968,845, which represents 64.71% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
NQ-FV [4/23] 6/23 (2965270)    9

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
X	This loan will settle after April 30, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at April 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	CAD	(1,280,000)	USD	957,093	8/25/23	$10,138
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
JPMCB – JPMorgan Chase Bank
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
10    NQ-FV [4/23] 6/23 (2965270)